Subsequent Events	12 Months Ended
Jul. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On October 24, 2014, the Company entered into an Agreement (the “Membership Interest Purchase Agreement”) with Level 5 Beverage Company, Inc. (“Level 5"), to sell thirty percent (30%) equity position and fifty-one percent (51%) voting interest for the Purchase Price of $500,000 with an option to acquire an additional twenty-one percent (21%) interest and Second Option to acquire up to seventy-five percent (75%) of the Company. The acquisition was accounted for in accordance with Accounting Standard Codification 805, Business Combinations. On February 10, 2015, the initial acquisition initiated in October, 2014 was completed. On March 24, 2015, Level 5 exercised the Initial Purchase Option to acquire an additional twenty-one percent (21%). The consideration payable by Level 5 in connection with the exercise of the initial purchase options to be acquired totals Four Hundred Thousand Dollars ($400,000), of which Two Hundred Thousand Dollars ($250,000) has been paid and the remaining balance of One Hundred Thousand Dollars ($150,000), will be payable as follows: additional payments in amounts of at least Twenty-five Thousand Dollars ($25,000) payable every 30 days until the aggregate of Four Hundred Thousand U.S Dollars ($400,000) is paid in full no later than December 31, 2015. On April 30, 2015, Level 5 exercised the Second Purchase Option to acquire an additional twenty-four percent (24%). The consideration payable to the existing members of the Company for the Second Purchase Option to be acquired shall be an aggregate of One Million Seventy Hundred Fifty Thousand Dollars ($1,750,000). The Company issued 336,543 shares of its Class C Preferred membership units pursuant to the exercise of the Second Purchase Option to the six (6) existing members of the Company.